DERIVATIVE LIABILITIES	6 Months Ended
Feb. 28, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 8 – DERIVATIVE LIABILITIES

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, “Derivatives and Hedging,” and determined that the convertible notes should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The Company accounts for warrants as a derivative liability due to there being no explicit limit to the number of shares to be delivered upon settlement of all conversion options.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of February 28, 2018. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note and warrant is estimated using the Black-Scholes valuation model. The following weighted-average assumptions were used in February 28, 2018 and August 31, 2017:

	Six Months Ended	Year Ended
	February 28, 2018	August 31, 2017
Expected term	0.10- 4.93 years	-
Expected average volatility	49% - 350%	-
Expected dividend yield	-	-
Risk-free interest rate	0.98%-2.66%	-

The following table summarizes the derivative liabilities included in the balance sheet at February 28, 2018:

Fair Value Measurements Using Significant Observable Inputs (Level 3)
Balance - August 31, 2017	$-
Addition of new derivative liabilities upon issuance of convertible notes as debt discounts	476,387
Addition of new derivative liabilities recognized as day one loss on derivatives from convertible notes	282,093
Addition of new derivative liabilities from reclass of warrants from additional paid in capital	2,078,065
Addition of new derivative liabilities recognized upon issuance of warrants	5,650,426
Addition of new derivative liabilities recognized as day one loss on derivatives from warrants	859,488
Reduction of derivative liabilities from exercise of warrants	(2,905,131)
Loss on change in fair value of the derivative liabilities	1,400,375
Balance - February 28, 2018	$7,841,703

The Company valued the conversion feature using the Black-Scholes valuation model. The fair value of the derivative liability for all the notes and warrants that became convertible as of February 28, 2018 amounted to $7,841,703. During the six months ended February 28, 2018, $476,387 of the value assigned to the derivative liability was recognized as a debt discount to the convertible notes, $282,093 was recognized as a “day 1” derivative loss on convertible notes, $2,078,065 of new derivative liabilities recognized from reclass of additional paid in capital, $5,650,426 of new derivative liabilities was recognized upon issuance of warrants, $859,488 was recognized as a “day 1” derivative loss on warrants, $2,905,131 of derivative liabilities was a reclassification to additional paid in capital upon exercise of warrants, and $1,400,375 was recorded as loss on change in fair value of derivative liability.

The following table summarizes the loss on derivative liability included in the income statement for the six months ended February 28, 2018 and 2017, respectively.

	Six Months Ended
	February 28,
	2018	2017
Day one loss due to derivative liabilities on convertible notes and warrants	$1,141,581	$-
Loss on change in fair value of the derivative liabilities	1,400,375	-
Total loss on change in the fair value of derivative liabilities	$2,541,956	$-